Acquisitions (Acquisition of Choose Digital) (Details) - Choose Digital Inc. - USD ($) $ in Thousands		3 Months Ended
	May 18, 2016	Dec. 31, 2016	Feb. 08, 2017	May 12, 2016	Jun. 24, 2014
Business Acquisition [Line Items]
Period for average closing price		5 days
Contingent consideration liability					$ 4,800
Contingent consideration including interest				$ 1,800
Other payments to acquire businesses	$ 300	$ 318
Other payments, monthly installment	$ 100
Contingent consideration, shares pledged as collateral				100,000
Subsequent Event
Business Acquisition [Line Items]
Contingent consideration liability			$ 354
Contingent consideration, shares pledged as collateral			100,000